Other Revenues and Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Revenue earned	$ 550,543	$ 534,681	$ 276,193
Amortization of in-process revenue contracts	1,200	4,800
Restructuring charges	0	6,795	812
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		4,400
Reimbursement revenue		4,400
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2,000
Teekay Marine Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				49.00%
Ship to Ship Transfer Business [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs related to severance payments made in relation to acquisition		300
Ship-to-Ship Transfer [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earned	37,900	17,700
Ship Management [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earned	$ 13,800	$ 9,500	$ 12,400